SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2013
SCHEDULE III - Supplementary Insurance Information
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses[1]	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue	Net investment income[1,2]	Benefits, claims, losses, and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Net premiums written
Year ended December 31, 2013:
Personal Lines					$15,341.6		$11,194.6	$1,257.5	$2,149.2	$15,569.2
Commercial Lines					1,761.6		1,267.3	194.3	201.2	1,770.5
Other indemnity					.2		10.5	0.5		0
Total	$447.6	$8,479.7	$5,174.5	$0	$17,103.4	$403.2	$12,472.4	$1,451.8	$2,350.9	$17,339.7
Year ended December 31, 2012:
Personal Lines					$14,368.1		$10,745.3	$1,250.4	$2,010.5	$14,636.8
Commercial Lines					1,649.0		1,196.6	186.2	195.2	1,735.9
Other indemnity					.9		6.1	0.6		0
Total	$434.5	$7,838.4	$4,930.7	$0	$16,018.0	$427.6	$11,948.0	$1,436.6	$2,206.3	$16,372.7
Year ended December 31, 2011:
Personal Lines					$13,431.1		$9,615.2	$1,231.9	$1,915.6	$13,612.2
Commercial Lines					1,467.1		1,010.7	166.6	171.9	1,534.3
Other indemnity					4.6		8.9	.7	.5	.1
Total	$433.6	$7,245.8	$4,579.4	$0	$14,902.8	$466.5	$10,634.8	$1,399.2	$2,088.0	$15,146.6

[1] Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2] Excludes total net realized gains (losses) on securities.